Label	Element	Value
BNY Mellon Large Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary BNY Mellon Large Cap Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47.12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.12%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase. The fund's portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within large-cap stocks in the U.S. stock market. The portfolio managers use a proprietary valuation model that identifies and ranks stocks to construct the fund's portfolio. The portfolio managers construct the fund's portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure. Within each sector and style subset, the fund overweights the most attractive stocks and underweights or zero weights the stocks that have been ranked least attractive. The fund typically will hold between 100 and 250 securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Large-cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

● Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

● Market sector risk. To the extent the fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P 500® Index (S&P 500).

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on October 21, 2013. Prior to that date, the fund’s investment adviser selected securities for the fund using a proprietary computer model, along with fundamental analysis, to identify and rank stocks within industries or sectors, based on several characteristics, including value, growth and financial profile. Different investment strategies may lead to different performance results. The fund's performance for the periods shown in the bar chart and table reflects the fund's prior investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)Class M
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1, 2012: 16.04% Worst Quarter Q3, 2011: -18.39% The year-to-date total return of the fund′s Class M shares as of September 30, 2020 was 5.16%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund′s Class M shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.39%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/19
BNY Mellon Large Cap Stock Fund | S&P 500 reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.55%
BNY Mellon Large Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.09%
Total other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
Annual Return 2010	rr_AnnualReturn2010	17.13%
Annual Return 2011	rr_AnnualReturn2011	(6.37%)
Annual Return 2012	rr_AnnualReturn2012	17.69%
Annual Return 2013	rr_AnnualReturn2013	27.41%
Annual Return 2014	rr_AnnualReturn2014	15.39%
Annual Return 2015	rr_AnnualReturn2015	(0.61%)
Annual Return 2016	rr_AnnualReturn2016	8.83%
Annual Return 2017	rr_AnnualReturn2017	21.75%
Annual Return 2018	rr_AnnualReturn2018	(6.60%)
Annual Return 2019	rr_AnnualReturn2019	25.57%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.35%
BNY Mellon Large Cap Stock Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.79%
BNY Mellon Large Cap Stock Fund | Class M Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.39%
BNY Mellon Large Cap Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.09%
Total other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,352
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.07%